Consolidated Statements of Financial Position (Parenthetical) - $ / shares	Dec. 31, 2025	Jun. 30, 2025
Series A preferrence shares [member]
IfrsStatementLineItems [Line Items]
Par value per share	$ 0.00002	$ 0.00002
Number of shares authorized	2,500,000,000	2,500,000,000
Number of shares issued	2,000,000	2,000,000
Number of shares outstanding	2,000,000	2,000,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share	$ 0.00002	$ 0.00002
Number of shares authorized	22,500,000,000	22,500,000,000
Number of shares issued	48,750,000	52,046,250
Number of shares outstanding	48,750,000	52,046,250